LONG-TERM INVESTMENTS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Investment Holdings [Line Items]
Total long-term investments	¥ 66,162,184	$ 10,139,798	¥ 40,077,207
Available-for-sale debt securities
Investment Holdings [Line Items]
Total long-term investments	11,800,000		2,500,000
Equity method investments
Investment Holdings [Line Items]
Long-term investments before impairment	27,345,862		13,172,545
Less: impairment of long-term investments	(9,383,678)		(9,383,678)
Total long-term investments	17,962,184		3,788,867
Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	48,057,838		45,446,178
Less: impairment of long-term investments	(11,657,838)		(11,657,838)
Total long-term investments	36,400,000		33,788,340
Beijing Chenfeng Network Technology Co., Ltd. | Available-for-sale debt securities
Investment Holdings [Line Items]
Total long-term investments	11,800,000		2,500,000
Beijing Lianxinzhihui Technology Co., Ltd. | Equity method investments
Investment Holdings [Line Items]
Long-term investments before impairment	3,751,676		3,788,867
Shenzhen City Yunjitong Technology Co., Ltd. | Equity method investments
Investment Holdings [Line Items]
Long-term investments before impairment	7,383,678		7,383,678
Beijing Jingu shitong Technology Co., Ltd [Member] | Equity method investments
Investment Holdings [Line Items]
Long-term investments before impairment	14,210,508
Shenyang Yunrongxin Technology Co., Ltd | Equity method investments
Investment Holdings [Line Items]
Long-term investments before impairment	2,000,000		2,000,000
Shanghai Yuhuan Information System Co., Ltd. | Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	25,600,000		25,600,000
Beijing Hujingtiaoyue Technology Co., Ltd. | Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	5,000,000		5,000,000
Hangzhou Paileyun Technology Co., Ltd. | Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	5,800,000		3,188,340
Sichuan Taojinniwo Information Technology Co., Ltd. | Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	6,657,838		6,657,838
Beijing Hanyuhaikuo Software Technology Co., Ltd. | Other equity investments
Investment Holdings [Line Items]
Long-term investments before impairment	¥ 5,000,000		¥ 5,000,000